TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax loss carry-forwards	$ 6,089	$ 6,681
Accruals for interest	283	283
R&D expenses	148	253
Allowances for doubtful accounts and accruals for employee benefits	76	74
Depreciation and amortization	16	25
Deferred tax asset before valuation allowance	6,612	7,316
Goodwill	(746)	(791)
Valuation allowance	(6,029)	(6,706)
Deferred tax liability, net	$ (163)	$ (181)